Deferred Revenue (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amount of revenues recognized included in the deferred revenue	¥ 10,513.0	¥ 8,149.2
Transaction price allocated to unsatisfied performance obligations	12,407.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation recognized as revenue	¥ 12,132.7
Expected timing of performance obligation recognized as revenue (in months)	12 months